Property, plant and equipment Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 37,533	$ 33,333
Accumulated depreciation	(29,792)	(28,500)
Property, plant and equipment, net	7,741	4,833
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	34,149	30,159
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	708	705
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,676	$ 2,469